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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22808

PREDEX

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 493-4603

Date of fiscal year end: April 30

Date of reporting period: _July 1, 2021 to June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The 0MB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.	Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of1940 (the "Act") and Rule 30bl-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.	Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-22)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid 0MB control number.

C.	Preparation of Report.

I.	This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules Sb-I I (17 CFR 270.Sb-11) and Sb-12 (17 CFR 270.Sb-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.       These general instructions are not to be filed with the report.

D.	Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.	Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.	Signature and Filing of Report.

I.       If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.	(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-l1 under the Act (17 CFR 270.Sb-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(t) Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote( , for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Instructions.

1.	In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.	The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g. in the case of certain securities of foreign issuers.

Registrant: PREDEX
Investment Company Act file number: 811-22808					Item 1
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) With/Against Management
1	Black Creek Diversified Property Fund, Inc. (Class I)	n/a	09186L407	7/6/2021	Election of Directors	Mgmt	Y	For	With
2	Black Creek Diversified Property Fund, Inc. (Class I)	n/a	09186L407	7/6/2021	Ratification of KPMG LLP as independent accounting firm for FY 2021	Mgmt	Y	For	With

3	RREEF America REIT II, Inc.	n/a	none	7/22/2021	Election of Directors	Mgmt	Y	For	With
4	RREEF America REIT II, Inc.	n/a	none	7/22/2021	Consent to Amend the Corporation's Charter and Operating Documents	Mgmt	Y	For	With

5	BlackRock US Core Property Fund, L.P.	n/a	none	8/31/2021	Election of Independent Directors	Mgmt	Y	For	With

6	Invesco Core Real Estate - U.S.A., L.P.	n/a	none	10/8/2021	Consent to Amend the Limited Partnership Agreement - Co-Investment Opportunities	Mgmt	Y	Against	Against
7	Invesco Core Real Estate - U.S.A., L.P.	n/a	none	10/8/2021	Consent to Amend the Limited Partnership Agreement - Other Matters	Mgmt	Y	For	With

8	Prologis Targeted U.S. Logistics Holdings, L.P.	n/a	none	11/5/2021	Approve Fund Restructure and Amendement to Partnership Agreement	Mgmt	Y	For	With

9	AEW Core Property Trust (U.S.), Inc.	n/a	none	11/12/2021	Approve Fund Restructure	Mgmt	Y	For	With

10	Morgan Stanley Prime Property Fund, LLC	n/a	none	3/9/2022	Election of Independent Directors	Mgmt	Y	For	With

11	Invesco US Income Fund, L.P.	n/a	none	4/30/2022	Consent to Amend the Limited Partnership Agreement	Mgmt	N	Abstain	Abstain

12	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/4/2022	Appointment of Members of the Board	Mgmt	Y	For	With

13	Prologis Targeted U.S. Logistics REIT, Inc.	n/a	none	6/6/2022	Election of Directors	Mgmt	Y	For	With

14	Jones Lang LaSalle Income Property Trust, Inc. (Class MI)	ZIPIMX	48021R401	6/9/2022	Election of Directors	Mgmt	Y	For	With
15	Jones Lang LaSalle Income Property Trust, Inc. (Class MI)	ZIPIMX	48021R401	6/9/2022	Ratification of KPMG LLP as independent accounting firm for year ending December 31, 2022	Mgmt	Y	For	With

16	Ares Real Estate income Trust (Class I)	ZAREI	09186L407	6/30/2022	Election of Directors	Mgmt	Y	For	With
17	Ares Real Estate income Trust (Class I)	ZAREI	09186L407	6/30/2022	Ratification of KPMG LLP as independent accounting firm for FY 2022	Mgmt	Y	For	With

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)* /s/ Michael Achterberg

Michael Achterberg, Treasurer and Principal Financial Officer of the Fund

Date: 8/16/2022

* Print the name and title of each signing officer under his or her signature.